Future aircraft leases payments (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Future Aircraft Leases Payments Details Narrative
Leases minimun payments	$ 278,772	$ 314,493	$ 317,505